Deferred Expenses - Summary of Composition of Deferred Expenses (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Carrier Fees		$ 1,950
Deferred expenses		1,950
Save on Transport Inc [Member]
Carrier Fees		1,950
Deferred expenses		$ 1,950